ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 30, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
ClearShares OCIO ETF (S000057712)
ClearShares Ultra-Short Maturity ETF (S000062383)
ClearShares Piton Intermediate Fixed Income ETF (S000069643)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF, and ClearShares Piton Intermediate Fixed Income ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated September 30, 2021, and filed electronically as Post-Effective Amendment No. 743 to the Trust’s Registration Statement on Form N‑1A on September 16, 2021.
If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary